Income tax and social contribution (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax And Social Contribution
Schedule of reconciliation of income and social contribution tax expense

	2022	2021	2020

Income (loss) before income tax and social contribution (Continued operations)	(1,315)	(570)	629
Credit (expense) of Income tax and social contribution expense at the nominal rate	447	143	(198)
Tax penalties	(10)	(14)	(11)
Share of profit of associates	(51)	(14)	28
Interest on own capital	24	114	(78)
Tax benefits	11	4	12
Sendas spin-off	-	-	(74)
Tax Credits (*)	113	143	-
Subsidy for investments (**)	138	427	-
Tax on results earned abroad	(9)	(7)	-
Provision for non-realization of tax losses	-	(51)	-
Recognition of Negative Base - CSLL (***)	(180)	-	-
Other permanent differences	(29)	(20)	3
Effective income tax and social contribution expense	454	725	(318)

Credit (expense) income tax and social contribution expense for the year:
Current	174	192	(131)
Deferred	280	533	(187)
Credit (expense) income tax and social contribution expense	454	725	(318)
Effective rate	34.52%	127.19%	50,56%
(*)	In September 2021, the Federal Supreme Court (STF) ruled, in terms of general repercussion, for the unconstitutionality of the collection of IRPJ and CSLL on amounts related to Selic interest arising from tax overpayments. Indeed, in 2021, the Company recorded income tax credits in the amount of R$238, of which R$18 was recorded under Recoverable Taxes and R$220 in the reversal of deferred income tax liabilities. In 2022 other tax overdue items were recorded by the Company, with an IRPJ and CSLL effect of R$112.
(**)	Certain Company operations benefit from state tax incentives which, pursuant to article 30 of Law No. 12,973/14 and Complementary Law No. 160/17, could be characterized as investment subsidies.
(***)	As mentioned in notes 20 and 21, the STF decided by the limits of the res judicata leading the Company to be subject to a global rate of 34% for income tax and CSLL. Thus, the effects above represent: i) the effect of the contingency recorded on the matter, and ii) the estimate of the balances of negative basis (net operating losses) of CSLL and taxes on profits abroad considering the new rate.

Schedule of breakdown of deferred income tax and social contribution

	2022			2021
	Asset	Liability	Net	Asset	Liability	Net

Tax losses and negative basis of social contribution	987	-	987	1,145	-	1,145
Provision for risks	723	-	723	397	-	397
Goodwill tax amortization	-	(381)	(381)	-	(481)	(481)
Mark-to-market adjustment	-	(14)	(14)	-	(7)	(7)
Fixed assets, tradename and investment property	-	(322)	(322)	-	(1,710)	(1,710)
Unrealized gains with tax credits	-	(393)	(393)	-	(239)	(239)
Net adjustments of IFRS 16	273	-	273	285	-	285
Cash flow hedge	-	-	-	-	(7)	(7)
Other	49	-	49	96	-	96
Presumed profit on equity of Éxito	-	-	-	167	-	167
Deferred income tax and social contribution	2,032	(1,110)	922	2,090	(2,444)	(354)

Off-set assets and liabilities	(1,110)	1,110		(1,509)	1,509	-
Deferred income tax and social contribution assets/(liabilities), net	922	-	922	581	(935)	(354)

The Company estimates the recovery of the deferred tax assets as follows:

Up to one year	318
From 1 to 2 years	131
From 2 to 3 years	130
From 3 to 4 years	118
From 4 to 5 years	144
Above 5 years	1,191
2,032

Schedule of changes in deferred income tax and social contribution

	2022	2021	2020
Opening balance	(354)	(1,034)	(858)
Credit (expense) for the year – Continuing operations	280	533	(291)
Credit (expense) for the year - Discontinued operations	(851)	143	214
Exchange rate changes	231	13	(188)
Assets held for sale or distribution and discontinued operations	1,016	-	-
Deconsolidation - Sendas	-	-	91
Other	-	(9)	(2)
Recognition of Negative Base - CSLL (*)	600	-	-
Fair value - exchange of shares (**)	(227)	-	-
Liabilities related to assets held for sale or distribution	227	-	-
At the end of the period	922	(354)	(1,034)
(*)	As mentioned in notes 20 and 21, the STF decided by the limits of the res judicata leading the Company to be subject to a global rate of 34% for income tax and CSLL. Thus, the effects above represent: i) the effect of the contingency recorded on the matter, and ii) the estimate of the balances of negative basis (net operating losses) of CSLL and taxes on profits abroad considering the new rate.
(**)	At December 31, 2022, the company recorded the deferred income tax liability on this amount due to the segregation plan of the operations of Grupo Éxito